Investments in Productions and Investments in Acquired Content Rights (Tables) - Entertainment One Film And Television Business [Member]	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Summary of programming costs	The Company’s unamortized investments in productions and investments in acquired content rights consisted of the following at October 1, 2023 and December 25, 2022:

(In thousands)	2023	2022
Investment in Films and Television Programs:
Individual monetization
Released, net of amortization	$463,657	$489,756
Completed and not released	68,741	78,644
In production	76,013	21,915
Pre-production	123,444	103,687

Total program investments	$731,855	$694,002

Programming costs consist of the following at December 25, 2022 and December 26, 2021:

(In thousands)	2022	2021
Investment in Films and Television Programs:
Individual monetization
Released, net of amortization	$489,756	$446,392
Completed and not released	78,644	25,450
In production	21,915	50,755
Pre-production	103,687	73,788

Total program investments	$694,002	$596,385

The Company recorded $
492,474
 thousand of program cost amortization related to released programming during 2022, consisting of the following:

Summary of program cost amortization related to released programming
The Company recorded $249,848 thousand of program cost amortization related to released programming in the nine months ended October 1, 2023, consisting of the following:

(In thousands)	Investment in Production	Investment in Content	Total
Program cost amortization	$219,847	$30,001	$249,848

(In thousands)	Investment in Production	Investment in Content	Total
Program cost amortization	$431,996	$60,478	$492,474

Summary of the Company's expected future amortization expenses for capitalized programming costs
Based on management’s total revenue estimates at December 25, 2022, the Company’s expected future amortization expenses for capitalized programming costs over the next three years are as follows:

(In thousands)	2023	2024	2025
Estimated Future Amortization Expense:
Individual monetization
Released	$(109,119)	$(67,227)	$(58,166)
Completed and not released	(42,310)	N/A	N/A

Total	$(151,429)	$(67,227)	$(58,166)